UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments.

SoFi Select 500 ETF
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Advertising - 0.1%
The Interpublic Group of Companies, Inc.	631	$13,390
Omnicom Group, Inc.	310	23,981
		37,371
Aerospace & Defense - 2.2%
Arconic, Inc.	441	9,658
The Boeing Co.	948	323,846
General Dynamics Corp.	447	71,886
Harris Corp.	145	27,143
L3 Technologies, Inc.	96	23,238
Lockheed Martin Corp.	401	135,754
Northrop Grumman Corp.	281	85,213
Raytheon Co.	436	76,082
TransDigm Group, Inc. (1)	88	38,804
United Technologies Corp.	1,273	160,780
		952,404
Agriculture - 0.8%
Altria Group, Inc.	2,513	123,288
Archer-Daniels-Midland Co.	766	29,353
Philip Morris International, Inc.	2,326	179,404
		332,045
Airlines - 0.4%
Alaska Air Group, Inc.	210	12,222
American Airlines Group, Inc.	649	17,672
Delta Air Lines, Inc.	996	51,294
Southwest Airlines Co.	777	36,985
United Continental Holdings, Inc. (1)	403	31,293
		149,466
Apparel - 0.5%
Kontoor Brands, Inc. (1)	88	2,578
Nike, Inc. - Class B	1,877	144,792
PVH Corp.	135	11,501
Tapestry, Inc.	578	16,508
VF Corp.	622	50,929
		226,308
Auto Manufacturers - 0.6%
Ford Motor Co.	5,060	48,171
General Motors Co.	1,718	57,278
PACCAR, Inc.	708	46,601
Tesla, Inc. (1)	639	118,317
		270,367
Auto Parts & Equipment - 0.1%
BorgWarner, Inc.	611	21,678
Lear Corp.	102	12,141
		33,819

Banks - 5.6%
Bank of America Corp.	15,680	417,088
The Bank of New York Mellon Corp.	1,557	66,468
BB&T Corp.	1,190	55,632
Citigroup, Inc.	3,664	227,718
Citizens Financial Group, Inc.	778	25,347
Comerica, Inc.	295	20,302
Fifth Third Bancorp	1,125	29,813
First Republic Bank	343	33,278
The Goldman Sachs Group, Inc.	654	119,348
Huntington Bancshares, Inc.	2,013	25,464
JPMorgan Chase & Co.	5,082	538,489
KeyCorp	1,923	30,710
M&T Bank Corp.	212	33,835
Morgan Stanley	3,001	122,111
Northern Trust Corp.	375	32,070
The PNC Financial Services Group, Inc.	745	94,809
Regions Financial Corp.	1,575	21,782
State Street Corp.	647	35,747
SunTrust Banks, Inc.	684	41,047
SVB Financial Group (1)	133	26,786
US Bancorp	2,353	118,121
Wells Fargo & Co.	6,233	276,558
		2,392,523
Beverages - 1.7%
Brown-Forman Corp. - Class B	475	23,741
The Coca-Cola Co.	4,862	238,870
Constellation Brands, Inc. - Class A	250	44,113
Keurig Dr Pepper, Inc.	2,010	56,662
Molson Coors Brewing Co. - Class B	428	23,531
Monster Beverage Corp. (1)	890	55,055
PepsiCo, Inc.	2,110	270,080
		712,052
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (1)	613	69,686
Alnylam Pharmaceuticals, Inc. (1)	206	13,909
Amgen, Inc.	907	151,197
Biogen, Inc. (1)	306	67,103
BioMarin Pharmaceutical, Inc. (1)	263	21,629
Celgene Corp. (1)	1,477	138,528
Gilead Sciences, Inc.	1,367	85,096
Illumina, Inc. (1)	293	89,924
Incyte Corp. (1)	375	29,486
Regeneron Pharmaceuticals, Inc. (1)	240	72,413
Vertex Pharmaceuticals, Inc. (1)	845	140,422
		879,393
Building Materials - 0.2%
Johnson Controls International PLC	829	31,933
Martin Marietta Materials, Inc.	88	18,524
Masco Corp.	470	16,412
Vulcan Materials Co.	217	27,106
		93,975

Chemicals - 1.3%
Air Products & Chemicals, Inc.	300	61,077
Albemarle Corp.	231	14,622
Celanese Corp.	238	22,593
DowDuPont, Inc.	5,874	179,275
Eastman Chemical Co.	225	14,607
FMC Corp.	362	26,589
International Flavors & Fragrances, Inc.	181	24,511
LyondellBasell Industries NV	688	51,084
The Mosaic Co.	1,291	27,718
PPG Industries, Inc.	385	40,290
The Sherwin-Williams Co.	189	79,276
Westlake Chemical Corp.	326	18,677
		560,319
Commercial Services - 3.0%
Automatic Data Processing, Inc.	690	110,483
Cintas Corp.	199	44,144
CoStar Group, Inc. (1)	83	42,300
Ecolab, Inc.	435	80,079
Equifax, Inc.	162	19,586
FleetCor Technologies, Inc. (1)	158	40,797
Gartner, Inc. (1)	204	30,865
Global Payments, Inc.	226	34,813
IHS Markit, Ltd. (1)	1,060	60,834
Moody’s Corp.	375	68,580
Nielsen Holdings PLC	381	8,660
PayPal Holdings, Inc. (1)	2,369	259,998
Rollins, Inc.	597	22,429
S&P Global, Inc.	343	73,361
Square, Inc. - Class A (1)	697	43,179
Total System Services, Inc.	229	28,288
TransUnion	390	25,561
United Rentals, Inc. (1)	148	16,295
Verisk Analytics, Inc.	269	37,660
Worldpay, Inc. (1)	2,078	252,768
		1,300,680
Computers - 4.4%
Accenture PLC - Class A	1,008	179,495
Amdocs, Ltd.	191	11,349
Apple, Inc.	7,491	1,311,449
Cognizant Technology Solutions Corp.	915	56,666
DXC Technology Co.	400	19,016
Fortinet, Inc. (1)	546	39,574
Hewlett Packard Enterprise Co.	1,601	21,966
HP, Inc.	2,717	50,754
International Business Machines Corp.	1,171	148,705
NetApp, Inc.	457	27,054
Seagate Technology PLC	466	19,502
Western Digital Corp.	289	10,757
		1,896,287

Cosmetics & Personal Care - 1.2%
Colgate-Palmolive Co.	1,125	78,323
Coty, Inc.	2,510	30,973
The Estee Lauder Companies, Inc. - Class A	383	61,674
The Procter & Gamble Co.	3,511	361,317
		532,287
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	418	29,879
Fastenal Co.	1,021	31,232
LKQ Corp. (1)	575	14,749
WW Grainger, Inc.	95	24,860
		100,720
Diversified Financial Services - 4.9%
Alliance Data Systems Corp.	90	12,375
Ally Financial, Inc.	580	16,745
American Express Co.	1,398	160,365
Ameriprise Financial, Inc.	258	35,663
BlackRock, Inc.	262	108,877
Capital One Financial Corp.	738	63,372
Cboe Global Markets, Inc.	406	44,067
The Charles Schwab Corp.	2,817	117,215
CME Group, Inc. - Class A	602	115,656
Discover Financial Services	504	37,573
E*TRADE Financial Corp.	547	24,506
Franklin Resources, Inc.	653	20,778
Intercontinental Exchange, Inc.	798	65,604
Invesco, Ltd.	577	11,275
Mastercard, Inc. - Class A	1,940	487,891
Nasdaq, Inc.	334	30,274
Raymond James Financial, Inc.	263	21,718
Synchrony Financial	1,119	37,632
T. Rowe Price Group, Inc.	404	40,861
TD Ameritrade Holding Corp.	1,559	77,560
Visa, Inc. - Class A	3,462	558,524
The Western Union Co.	848	16,451
		2,104,982
Electric - 2.6%
AES Corp.	464	7,331
Alliant Energy Corp.	339	16,089
Ameren Corp.	336	24,642
American Electric Power Co., Inc.	810	69,757
Avangrid, Inc.	420	21,025
CenterPoint Energy, Inc.	854	24,288
CMS Energy Corp.	402	22,556
Consolidated Edison, Inc.	436	37,627
Dominion Energy, Inc.	1,201	90,291
DTE Energy Co.	312	39,147
Duke Energy Corp.	1,037	88,778
Edison International	379	22,501
Entergy Corp.	200	19,414
Evergy, Inc.	644	37,442
Eversource Energy	462	34,114
Exelon Corp.	1,368	65,773
FirstEnergy Corp.	527	21,734
NextEra Energy, Inc.	708	140,333

PG&E Corp. (1)	430	7,353
Pinnacle West Capital Corp.	156	14,650
PPL Corp.	1,003	29,849
Public Service Enterprise Group, Inc.	935	54,941
Sempra Energy	395	51,923
The Southern Co.	1,487	79,555
Vistra Energy Corp.	983	23,159
WEC Energy Group, Inc.	424	34,153
Xcel Energy, Inc.	697	39,966
		1,118,391
Electrical Compomonents & Equipment - 0.2%
AMETEK, Inc.	400	32,756
Emerson Electric Co.	977	58,854
		91,610
Electronics - 1.0%
Agilent Technologies, Inc.	540	36,207
Amphenol Corp.	566	49,242
Fortive Corp.	473	36,019
Garmin, Ltd.	300	22,944
Honeywell International, Inc.	1,028	168,911
Keysight Technologies, Inc. (1)	379	28,474
Mettler-Toledo International, Inc. (1)	40	28,924
TE Connectivity, Ltd.	500	42,115
Waters Corp. (1)	117	23,483
		436,319
Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	280	17,030

Environmental Control - 0.3%
Republic Services, Inc.	465	39,334
Waste Management, Inc.	645	70,531
		109,865
Food - 1.1%
Campbell Soup Co.	377	13,689
Conagra Brands, Inc.	615	16,464
General Mills, Inc.	855	42,271
The Hershey Co.	216	28,503
Hormel Foods Corp.	763	30,131
The JM Smucker Co.	154	18,720
Kellogg Co.	510	26,806
The Kraft Heinz Co.	1,106	30,581
The Kroger Co.	1,179	26,893
McCormick & Co., Inc.	226	35,265
Mondelez International, Inc.	2,018	102,615
Sysco Corp.	792	54,505
Tyson Foods, Inc. - Class A	418	31,722
		458,165
Forest Products & Paper - 0.1%
International Paper Co.	646	26,790

Gas - 0.0% (2)
Atmos Energy Corp.	164	16,695

Hand & Machine Tools - 0.1%
Snap-on, Inc.	77	12,006
Stanley Black & Decker, Inc.	229	29,133
		41,139
Healthcare - Products - 3.7%
Abbott Laboratories	3,484	265,237
ABIOMED, Inc. (1)	127	33,264
Align Technology, Inc. (1)	182	51,752
Baxter International, Inc.	713	52,363
Becton Dickinson and Co.	512	119,521
Boston Scientific Corp. (1)	2,933	112,657
The Cooper Companies, Inc.	83	24,717
Danaher Corp.	984	129,898
DENTSPLY SIRONA, Inc.	201	10,828
Edwards Lifesciences Corp. (1)	337	57,526
Henry Schein, Inc. (1)	213	13,730
Hologic, Inc. (1)	321	14,127
IDEXX Laboratories, Inc. (1)	137	34,218
Intuitive Surgical, Inc. (1)	237	110,169
Medtronic PLC	1,825	168,958
ResMed, Inc.	227	25,905
Stryker Corp.	644	118,007
Teleflex, Inc.	80	23,064
Thermo Fisher Scientific, Inc.	703	187,687
Varian Medical Systems, Inc. (1)	117	14,772
Zimmer Biomet Holdings, Inc.	204	23,242
		1,591,642
Healthcare - Services - 1.8%
Anthem, Inc.	342	95,069
Centene Corp. (1)	752	43,428
DaVita, Inc. (1)	163	7,078
HCA Healthcare, Inc.	479	57,940
Humana, Inc.	183	44,809
IQVIA Holdings, Inc. (1)	493	66,974
Laboratory Corp. of America Holdings (1)	138	22,440
Quest Diagnostics, Inc.	158	15,154
UnitedHealth Group, Inc.	1,558	376,725
Universal Health Services, Inc. - Class B	118	14,107
WellCare Health Plans, Inc. (1)	102	28,171
		771,895
Home Builders - 0.3%
D.R. Horton, Inc.	690	29,504
Lennar Corp. - Class A	833	41,367
NVR, Inc. (1)	6	19,210
PulteGroup, Inc.	510	15,810
		105,891
Home Furnishings - 0.0% (2)
Whirlpool Corp.	60	6,893

Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	396	29,466
The Clorox Co.	190	28,274
Kimberly-Clark Corp.	446	57,039
		114,779
Insurance - 3.4%
Aflac, Inc.	973	49,915
Alleghany Corp. (1)	27	17,909
The Allstate Corp.	466	44,508
American International Group, Inc.	5,256	268,424
Aon PLC	308	55,462
Arch Capital Group, Ltd. (1)	663	22,827
Arthur J. Gallagher & Co.	307	25,849
Berkshire Hathaway, Inc. - Class B (1)	1,937	382,403
Chubb, Ltd.	582	85,013
Cincinnati Financial Corp.	185	18,174
CNA Financial Corp.	375	16,860
Everest Re Group, Ltd.	84	20,803
The Hartford Financial Services Group, Inc.	515	27,120
Lincoln National Corp.	330	19,618
Loews Corp.	423	21,725
Markel Corp. (1)	21	22,236
Marsh & McLennan Companies, Inc.	761	72,752
MetLife, Inc.	679	31,377
Principal Financial Group, Inc.	416	21,453
The Progressive Corp.	1,207	95,691
Prudential Financial, Inc.	556	51,363
Torchmark Corp.	158	13,511
The Travelers Companies, Inc.	349	50,804
Unum Group (1)	294	9,258
Willis Towers Watson PLC	196	34,398
		1,479,453
Internet - 14.6%
Alphabet, Inc. - Class A (1)	684	756,846
Alphabet, Inc. - Class C (1)	798	880,697
Amazon.com, Inc. (1)	1,472	2,612,903
Booking Holdings, Inc. (1)	88	145,747
CDW Corp.	234	23,035
eBay, Inc.	1,200	43,116
Expedia Group, Inc. - Class A	237	27,255
F5 Networks, Inc. (1)	93	12,283
Facebook, Inc. - Class A (1)	6,575	1,166,865
GoDaddy, Inc. - Class A (1)	147	10,937
IAC/InterActiveCorp (1)	63	13,914
Netflix, Inc. (1)	1,251	429,443
Palo Alto Networks, Inc. (1)	156	31,222
Snap, Inc. - Class A (1)	3,323	39,510
Symantec Corp.	775	14,516
Twitter, Inc. (1)	714	26,018
VeriSign, Inc. (1)	163	31,782
		6,266,089

Iron & Steel - 0.1%
Nucor Corp.	737	35,376

Leisure Time - 0.2%
Carnival Corp.	786	40,235
Norwegian Cruise Line Holdings, Ltd. (1)	378	20,681
Royal Caribbean Cruises, Ltd.	303	36,893
		97,809
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	621	55,542
Las Vegas Sands Corp.	1,251	68,805
Marriott International, Inc.	554	69,162
MGM Resorts International	838	20,799
Wynn Resorts, Ltd.	224	24,042
		238,350
Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.	532	63,739

Machinery - Diversified - 0.8%
Cummins, Inc.	305	45,982
Deere & Co.	713	99,941
Dover Corp.	194	17,345
IDEX Corp.	122	18,631
Rockwell Automation, Inc.	189	28,133
Roper Technologies, Inc.	191	65,689
Wabtec Corp.	341	21,271
Xylem, Inc.	369	27,387
		324,379
Media - 2.0%
CBS Corp. - Class B	571	27,568
Charter Communications, Inc. - Class A (1)	321	120,953
Comcast Corp. - Class A	7,065	289,665
DISH Network Corp. - Class A (1)	284	10,255
Liberty Broadband Corp. - Class C (1)	167	16,391
Sirius XM Holdings, Inc.	7,567	40,181
Viacom, Inc. - Class B	513	14,892
The Walt Disney Co.	2,536	334,854
		854,759
Mining - 0.2%
Freeport-McMoRan, Inc.	5,010	48,647
Newmont Goldcorp Corp.	580	19,192
		67,839
Miscellaneous Manufacturers - 1.0%
3M Co.	980	156,555
Eaton Corp PLC	642	47,823
General Electric Co.	7,695	72,641
Illinois Tool Works, Inc.	479	66,887
Ingersoll-Rand PLC	336	39,762
Parker-Hannifin Corp.	249	37,928
Textron, Inc.	340	15,402
		436,998

Office & Business Equipment - 0.0% (2)
Xerox Corp.	272	8,326
Zebra Technologies Corp. (1)	55	9,429
		17,755
Oil & Gas - 4.9%
Anadarko Petroleum Corp.	694	48,837
Apache Corp.	785	20,465
Cabot Oil & Gas Corp.	651	16,288
Chevron Corp.	5,507	626,972
Concho Resources, Inc.	943	92,423
ConocoPhillips	1,268	74,761
Continental Resources, Inc. (1)	710	24,850
Devon Energy Corp.	597	15,021
Diamondback Energy, Inc.	798	78,252
EOG Resources, Inc.	886	72,546
Exxon Mobil Corp.	9,146	647,262
Hess Corp.	437	24,411
Marathon Oil Corp.	1,329	17,476
Marathon Petroleum Corp.	1,816	83,518
Noble Energy, Inc.	664	14,210
Occidental Petroleum Corp.	816	40,612
Phillips 66	1,231	99,465
Pioneer Natural Resources Co.	392	55,648
Valero Energy Corp.	891	62,726
		2,115,743
Oil & Gas Services - 0.4%
Baker Hughes, a GE Co. - Class A	1,736	37,168
Halliburton Co.	1,743	37,108
National Oilwell Varco, Inc.	528	11,009
Schlumberger, Ltd.	1,904	66,050
		151,335
Packaging & Containers - 0.1%
Ball Corp.	525	32,230
Packaging Corp. of America	155	13,808
Westrock Co.	519	16,919
		62,957
Pharmaceuticals - 4.6%
AbbVie, Inc.	2,525	193,693
Allergan PLC	455	55,469
AmerisourceBergen Corp.	320	24,915
Bristol-Myers Squibb Co.	2,449	111,111
Cardinal Health, Inc.	306	12,873
Cigna Corp.	475	70,309
CVS Health Corp.	1,281	67,086
Eli Lilly & Co.	1,687	195,591
Johnson & Johnson	3,941	516,862
McKesson Corp.	193	23,573
Merck & Co., Inc.	3,733	295,691
Mylan NV (1)	741	12,449
Pfizer, Inc.	8,056	334,485
Zoetis, Inc.	793	80,133
		1,994,240

Pipelines - 0.6%
Cheniere Energy, Inc. (1)	660	41,699
Kinder Morgan, Inc.	3,718	74,174
ONEOK, Inc.	964	61,330
Targa Resources Corp.	1,305	50,190
The Williams Companies, Inc.	844	22,265
		249,658
Private Equity - 0.0% (2)
KKR & Co., Inc. - Class A	686	15,284

Real Estate - 0.1%
CBRE Group, Inc. (1)	821	37,520

Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	101	14,787
American Tower Corp.	747	155,951
Annaly Capital Management, Inc.	3,550	31,276
AvalonBay Communities, Inc.	194	39,384
Boston Properties, Inc.	220	28,783
Crown Castle International Corp.	822	106,868
Digital Realty Trust, Inc.	389	45,793
Duke Realty Corp.	476	14,323
Equinix, Inc.	177	85,985
Equity Residential	504	38,591
Essex Property Trust, Inc.	87	25,381
Extra Space Storage, Inc.	195	20,896
Federal Realty Investment Trust	105	13,727
HCP, Inc.	527	16,711
Host Hotels & Resorts, Inc.	1,019	18,454
Invitation Homes, Inc.	1,315	33,703
Iron Mountain, Inc.	668	20,474
Mid-America Apartment Communities, Inc.	191	21,808
Prologis, Inc.	885	65,198
Public Storage	256	60,897
Realty Income Corp.	469	32,868
Regency Centers Corp.	551	36,344
SBA Communications Corp. (1)	168	36,357
Simon Property Group, Inc.	442	71,644
UDR, Inc.	516	23,107
Ventas, Inc.	471	30,285
Vornado Realty Trust	211	13,975
Welltower, Inc.	558	45,321
Weyerhaeuser Co.	1,162	26,494
WP Carey, Inc.	248	20,586
		1,195,971

Retail - 4.9%
Advance Auto Parts, Inc.	105	16,275
AutoZone, Inc. (1)	37	38,003
Best Buy Co., Inc.	394	24,692
CarMax, Inc. (1)	252	19,727
Chipotle Mexican Grill, Inc. (1)	52	34,318
Costco Wholesale Corp.	727	174,175
Darden Restaurants, Inc.	201	23,380
Dollar General Corp.	410	52,185
Dollar Tree, Inc. (1)	239	24,280
Domino’s Pizza, Inc.	80	22,360
The Gap, Inc.	575	10,741
Genuine Parts Co.	270	26,703
The Home Depot, Inc.	1,803	342,300
Kohl’s Corp.	242	11,935
Lowe’s Companies, Inc.	1,198	111,749
McDonald’s Corp.	925	183,400
O’Reilly Automotive, Inc. (1)	128	47,535
Ross Stores, Inc.	608	56,538
Starbucks Corp.	1,853	140,939
Target Corp.	826	66,452
Tiffany & Co.	185	16,485
The TJX Companies, Inc.	2,046	102,893
Tractor Supply Co.	196	19,753
Ulta Beauty, Inc. (1)	120	40,006
Walgreens Boots Alliance, Inc.	1,505	74,257
Walmart, Inc.	3,971	402,818
Yum! Brands, Inc.	346	35,413
		2,119,312
Semiconductors - 3.7%
Advanced Micro Devices, Inc. (1)	1,909	52,326
Analog Devices, Inc.	891	86,088
Applied Materials, Inc.	1,793	69,371
Broadcom, Inc.	337	84,803
Intel Corp.	9,166	403,671
IPG Photonics Corp. (1)	104	13,018
KLA-Tencor Corp.	286	29,478
Lam Research Corp.	346	60,415
Marvell Technology Group, Ltd.	720	16,056
Maxim Integrated Products, Inc.	418	21,983
Microchip Technology, Inc.	588	47,058
Micron Technology, Inc. (1)	5,113	166,735
NVIDIA Corp.	1,563	211,724
Qorvo, Inc. (1)	131	8,014
QUALCOMM, Inc.	1,366	91,276
Skyworks Solutions, Inc.	275	18,323
Texas Instruments, Inc.	1,518	158,342
Xilinx, Inc.	510	52,178
		1,590,859

Software - 9.1%
Activision Blizzard, Inc.	1,132	49,095
Adobe, Inc. (1)	1,085	293,926
Akamai Technologies, Inc. (1)	233	17,559
ANSYS, Inc. (1)	156	28,002
Autodesk, Inc. (1)	270	43,446
Broadridge Financial Solutions, Inc.	182	22,726
Cadence Design Systems, Inc. (1)	440	27,971
Cerner Corp.	437	30,577
Citrix Systems, Inc.	163	15,342
Electronic Arts, Inc. (1)	452	42,072
Fidelity National Information Services, Inc.	410	49,323
First Data Corp. - Class A (1)	730	18,557
Fiserv, Inc. (1)	561	48,167
Intuit, Inc.	509	124,629
Microsoft Corp.	15,370	1,900,962
MSCI, Inc.	153	33,662
Oracle Corp.	4,747	240,198
Paychex, Inc.	544	46,670
Red Hat, Inc. (1)	345	63,583
salesforce.com, Inc. (1)	2,581	390,789
ServiceNow, Inc. (1)	304	79,627
Splunk, Inc. (1)	349	39,782
SS&C Technologies Holdings, Inc.	957	53,257
Synopsys, Inc. (1)	277	32,254
Take-Two Interactive Software, Inc. (1)	320	34,608
Twilio, Inc. - Class A (1)	344	45,405
Veeva Systems, Inc. - Class A (1)	288	44,435
VMware, Inc. - Class A	194	34,334
Workday, Inc. - Class A (1)	344	70,217
		3,921,175
Telecommunications - 3.1%
Arista Networks, Inc. (1)	222	54,299
AT&T, Inc.	11,384	348,123
CenturyLink, Inc.	1,273	13,303
Cisco Systems, Inc.	6,433	334,709
Corning, Inc.	1,221	35,214
Juniper Networks, Inc.	426	10,484
Motorola Solutions, Inc.	288	43,185
Sprint Corp. (1)	4,819	33,106
T-Mobile US, Inc. (1)	1,391	102,155
Ubiquiti Networks, Inc.	132	15,881
Verizon Communications, Inc.	6,183	336,046
		1,326,505
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	100	13,555

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	132	12,558

Transportation - 1.5%
CH Robinson Worldwide, Inc.	257	20,465
CSX Corp.	1,306	97,258
Expeditors International of Washington, Inc.	333	23,174
FedEx Corp.	543	83,774
JB Hunt Transport Services, Inc.	210	17,879
Kansas City Southern	151	17,105
Norfolk Southern Corp.	434	84,691
Old Dominion Freight Line, Inc.	174	23,045
Union Pacific Corp.	1,071	178,621
United Parcel Service, Inc. - Class B	1,274	118,380
		664,392
Water - 0.1%
American Water Works Co., Inc.	241	27,238
TOTAL COMMON STOCKS
(Cost $45,423,901)		42,862,950

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 2.318% (3)	27,029	27,029
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,029)		27,029

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $45,450,930)		42,889,979
Other Assets in Excess of Liabilities - 0.2%		79,054
TOTAL NET ASSETS - 100.0%		$42,969,033

(1)	Non-income producing security.
(2)	Does not round to 0.1%
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2019.

SoFi Select 500 ETF
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,862,950	$–	$–	$42,862,950
Short-Term Investments	27,029	–	–	27,029
Total Investments in Securities	$42,889,979	$–	$–	$42,889,979

SoFi Next 500 ETF
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 99.8%
Advertising - 0.4%
The Trade Desk, Inc. - Class A (1)	120	$23,857

Aerospace & Defense - 1.1%
Barnes Group, Inc.	90	4,655
HEICO Corp.	110	13,375
MSA Safety, Inc.	73	7,255
Spirit AeroSystems Holdings, Inc.	188	15,235
Teledyne Technologies, Inc. (1)	81	19,100
		59,620
Agriculture - 0.2%
Bunge, Ltd.	241	12,602

Airlines - 0.3%
JetBlue Airways Corp. (1)	513	8,839
Spirit Airlines, Inc. (1)	157	7,235
		16,074
Apparel - 1.3%
Capri Holdings, Ltd. (1)	286	9,289
Carter’s, Inc.	80	6,729
Columbia Sportswear Co.	135	12,661
Deckers Outdoor Corp. (1)	102	15,514
Hanesbrands, Inc.	665	9,875
Ralph Lauren Corp. - Class A	58	6,098
Skechers U.S.A., Inc. - Class A (1)	298	8,323
Under Armour, Inc. - Class A (1)	244	5,563
		74,052
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	152	4,729

Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	322	13,327
Dana, Inc.	297	4,333
The Goodyear Tire & Rubber Co.	409	5,485
WABCO Holdings, Inc. (1)	104	13,615
		36,760
Banks - 5.1%
Associated Banc-Corp	363	7,191
Bank of Hawaii Corp.	73	5,523
Bank OZK	256	7,398
BankUnited, Inc.	198	6,431
BOK Financial Corp.	146	10,940
Chemical Financial Corp.	186	7,042
CIT Group, Inc.	84	3,993
Commerce Bancshares, Inc.	211	12,097
Cullen/Frost Bankers, Inc.	128	11,683

East West Bancorp, Inc.	313	13,371
First Citizens BancShares, Inc. - Class A	19	7,982
First Financial Bankshares, Inc.	134	7,592
First Hawaiian, Inc.	249	6,198
First Horizon National Corp.	833	11,171
FNB Corp.	778	8,558
Hancock Whitney Corp.	187	7,102
Home BancShares, Inc.	385	6,745
IBERIABANK Corp.	123	8,794
PacWest Bancorp	231	8,395
Pinnacle Financial Partners, Inc.	271	14,349
Prosperity Bancshares, Inc.	123	7,972
Signature Bank	106	12,142
Synovus Financial Corp.	346	11,058
TCF Financial Corp.	318	6,061
Texas Capital Bancshares, Inc. (1)	111	6,360
UMB Financial Corp.	87	5,371
Umpqua Holdings Corp.	403	6,436
United Bankshares, Inc.	242	8,659
Valley National Bancorp	762	7,483
Webster Financial Corp.	188	8,325
Western Alliance Bancorp (1)	218	8,971
Wintrust Financial Corp.	123	8,332
Zions Bancorp N.A.	365	15,721
		285,446
Biotechnology - 4.3%
Bio-Rad Laboratories, Inc. - Class A (1)	86	24,676
Bluebird Bio, Inc. (1)	247	29,620
Exact Sciences Corp. (1)	514	53,266
Exelixis, Inc. (1)	2,014	39,454
FibroGen, Inc. (1)	160	5,798
Ionis Pharmaceuticals, Inc. (1)	141	9,250
Sage Therapeutics, Inc. (1)	93	15,984
Seattle Genetics, Inc. (1)	391	25,442
Spark Therapeutics, Inc. (1)	165	17,985
Ultragenyx Pharmaceutical, Inc. (1)	246	13,513
United Therapeutics Corp. (1)	72	6,046
		241,034
Building Materials - 1.4%
Armstrong World Industries, Inc.	76	6,741
Eagle Materials, Inc.	79	6,799
Fortune Brands Home & Security, Inc.	231	11,102
Lennox International, Inc.	72	19,016
Louisiana-Pacific Corp.	248	5,659
MDU Resources Group, Inc.	330	8,145
Owens Corning	222	10,760
Trex Co., Inc. (1)	156	9,332
		77,554
Chemicals - 2.6%
Ashland Global Holdings, Inc.	105	7,861
Axalta Coating Systems, Ltd. (1)	564	13,260
Cabot Corp.	130	5,192

CF Industries Holdings, Inc.	380	15,291
The Chemours Co.	720	15,185
Huntsman Corp.	481	8,355
Ingevity Corp. (1)	105	9,209
NewMarket Corp.	20	7,740
Olin Corp.	629	12,335
RPM International, Inc.	257	13,755
Sensient Technologies Corp.	73	4,942
Univar, Inc. (1)	220	4,402
Valvoline, Inc.	349	6,090
Versum Materials, Inc.	232	11,913
WR Grace & Co.	138	9,726
		145,256
Coal - 0.1%
Peabody Energy Corp.	153	3,599

Commercial Services - 5.0%
2U, Inc. (1)	165	6,268
AMERCO.	34	12,519
ASGN, Inc. (1)	132	6,696
Booz Allen Hamilton Holding Corp.	266	16,803
Bright Horizons Family Solutions, Inc. (1)	112	15,351
The Brink’s Co.	64	4,928
Chegg, Inc. (1)	183	6,855
CoreLogic, Inc. (1)	142	5,565
Euronet Worldwide, Inc. (1)	106	16,434
Grand Canyon Education, Inc. (1)	82	9,829
H&R Block, Inc.	366	9,608
HealthEquity, Inc. (1)	141	9,216
Insperity, Inc.	94	10,707
LiveRamp Holdings, Inc. (1)	56	2,877
Macquarie Infrastructure Corp.	165	6,579
ManpowerGroup, Inc.	98	8,381
MarketAxess Holdings, Inc.	65	19,358
Morningstar, Inc.	78	10,923
Paylocity Holding Corp. (1)	204	20,445
Quanta Services, Inc.	304	10,567
Robert Half International, Inc.	237	12,717
Sabre Corp.	546	11,073
Service Corp International	324	14,214
ServiceMaster Global Holdings, Inc. (1)	159	8,586
TriNet Group, Inc. (1)	139	8,810
WEX, Inc. (1)	104	19,650
		284,959

Computers - 1.9%
CACI International, Inc. (1)	49	9,972
EPAM Systems, Inc. (1)	132	22,782
Genpact, Ltd.	357	12,905
Leidos Holdings, Inc.	278	20,942
Lumentum Holdings, Inc. (1)	110	4,452
MAXIMUS, Inc.	104	7,410
NCR Corp. (1)	150	4,590
Nutanix, Inc. - Class A (1)	368	10,330
Pure Storage, Inc. (1)	573	9,088
Science Applications International Corp.	102	7,827
		110,298
Distribution & Wholesale - 0.8%
HD Supply Holdings, Inc. (1)	267	11,078
KAR Auction Services, Inc.	256	14,392
Pool Corp.	70	12,585
Watsco, Inc.	55	8,656
		46,711
Diversified Financial Services - 3.1%
Affiliated Managers Group, Inc.	94	7,879
Air Lease Corp.	218	7,848
Credit Acceptance Corp. (1)	38	17,343
Eaton Vance Corp.	222	8,485
Evercore, Inc. - Class A	89	6,873
Federated Investors, Inc. - Class B	173	5,282
Interactive Brokers Group, Inc. - Class A	212	10,770
Jefferies Financial Group, Inc.	410	7,245
Lazard, Ltd.	237	7,385
Legg Mason, Inc.	105	3,740
LendingTree, Inc. (1)	38	14,278
LPL Financial Holdings, Inc.	190	15,242
Navient Corp.	370	4,825
OneMain Holdings, Inc.	352	10,514
Santander Consumer USA Holdings, Inc.	662	14,822
SEI Investments Co.	309	15,527
SLM Corp.	1,036	9,852
Stifel Financial Corp.	170	9,117
		177,027
Electric - 1.2%
ALLETE, Inc.	95	7,779
Black Hills Corp.	124	9,449
Hawaiian Electric Industries, Inc.	195	8,100
IDACORP, Inc.	87	8,723
NRG Energy, Inc.	390	13,276
OGE Energy Corp.	339	14,089
Portland General Electric Co.	145	7,665
		69,081

Electrical Compomonents & Equipment - 1.0%
Acuity Brands, Inc.	69	8,533
Energizer Holdings, Inc.	121	4,951
EnerSys	82	4,611
Hubbell, Inc.	110	12,599
Littelfuse, Inc.	61	9,956
Universal Display Corp.	94	13,812
		54,462
Electronics - 3.1%
ADT, Inc.	1,553	9,085
Allegion PLC	183	17,760
Arrow Electronics, Inc. (1)	172	10,777
Avnet, Inc.	136	5,554
Coherent, Inc. (1)	66	7,262
FLIR Systems, Inc.	226	10,923
Gentex Corp.	434	9,270
Jabil, Inc.	331	8,139
National Instruments Corp.	266	10,265
PerkinElmer, Inc.	223	19,254
Sensata Technologies Holding PLC (1)	330	14,088
SYNNEX Corp.	112	9,712
Tech Data Corp. (1)	79	7,161
Trimble, Inc. (1)	567	22,623
Woodward, Inc.	106	11,546
		173,419
Energy - Alternate Sources - 0.1%
First Solar, Inc. (1)	147	8,532

Engineering & Construction - 1.0%
AECOM (1)	326	10,399
EMCOR Group, Inc.	94	7,573
Fluor Corp.	249	6,902
Jacobs Engineering Group, Inc.	344	25,900
MasTec, Inc. (1)	162	7,531
		58,305
Entertainment - 1.4%
Churchill Downs, Inc.	62	6,112
Cinemark Holdings, Inc.	201	7,636
Eldorado Resorts, Inc. (1)	324	15,931
International Game Technology PLC	253	3,289
The Madison Square Garden Co. - Class A (1)	38	11,242
Marriott Vacations Worldwide Corp.	124	11,148
Six Flags Entertainment Corp.	165	8,144
Vail Resorts, Inc.	69	14,843
		78,345
Environmental Control - 0.2%
Clean Harbors, Inc. (1)	84	5,386
Stericycle, Inc. (1)	114	5,287
		10,673

Food - 1.8%
Flowers Foods, Inc.	361	8,076
Ingredion, Inc.	113	8,606
Lamb Weston Holdings, Inc.	277	16,412
Lancaster Colony Corp.	50	7,192
Performance Food Group Co. (1)	207	8,145
Pilgrim’s Pride Corp. (1)	478	12,223
Post Holdings, Inc. (1)	184	19,338
Seaboard Corp.	2	8,200
US Foods Holding Corp. (1)	404	13,962
		102,154
Food Service - 0.3%
Aramark	489	17,012

Gas - 1.3%
National Fuel Gas Co.	166	8,849
New Jersey Resources Corp.	187	8,873
NiSource, Inc.	492	13,702
ONE Gas, Inc.	92	8,056
Southwest Gas Holdings, Inc.	101	8,599
Spire, Inc.	90	7,499
UGI Corp.	327	16,877
		72,455
Hand & Machine Tools - 0.4%
Colfax Corp. (1)	213	5,346
Kennametal, Inc.	93	2,860
Lincoln Electric Holdings, Inc.	137	10,404
Regal Beloit Corp.	77	5,598
		24,208
Healthcare - Products - 2.7%
Bio-Techne Corp.	74	14,656
Bruker Corp.	296	12,364
Haemonetics Corp. (1)	68	6,595
Hill-Rom Holdings, Inc.	117	11,249
ICU Medical, Inc. (1)	81	17,237
Insulet Corp. (1)	149	16,359
Integra LifeSciences Holdings Corp. (1)	201	9,367
LivaNova PLC (1)	148	10,641
Masimo Corp. (1)	92	12,028
Penumbra, Inc. (1)	75	10,702
QIAGEN NV (1)	482	18,355
West Pharmaceutical Services, Inc.	124	14,210
		153,763

Healthcare - Services - 1.7%
Amedisys, Inc. (1)	66	7,413
Catalent, Inc. (1)	296	13,468
Charles River Laboratories International, Inc. (1)	98	12,294
Chemed Corp.	30	9,838
Encompass Health Corp.	168	9,899
Molina Healthcare, Inc. (1)	171	24,326
Syneos Health, Inc. (1)	500	20,615
		97,853
Home Builders - 0.3%
Thor Industries, Inc.	103	5,319
Toll Brothers, Inc.	322	11,196
		16,515
Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	121	7,498
Leggett & Platt, Inc.	253	8,984
		16,482
Household Products & Wares - 0.3%
Avery Dennison Corp.	168	17,482

Housewares - 0.4%
Newell Brands, Inc.	402	5,395
The Scotts Miracle-Gro Co.	89	7,968
The Toro Co.	194	12,641
		26,004
Insurance - 4.8%
American Financial Group, Inc.	158	15,516
American National Insurance Co.	49	5,555
Assurant, Inc.	119	11,895
Assured Guaranty, Ltd.	139	5,681
Athene Holding, Ltd. - Class A (1)	312	12,683
Axis Capital Holdings, Ltd.	222	13,227
Brighthouse Financial, Inc. (1)	165	5,856
Brown & Brown, Inc.	519	16,385
Erie Indemnity Co. - Class A	99	21,054
Essent Group, Ltd. (1)	224	10,517
Fidelity National Financial, Inc.	459	17,694
First American Financial Corp.	193	9,968
The Hanover Insurance Group, Inc.	70	8,551
Kemper Corp.	253	20,996
MGIC Investment Corp. (1)	622	8,428
Old Republic International Corp.	505	11,135
Primerica, Inc.	81	9,304
Radian Group, Inc.	382	8,576
Reinsurance Group of America, Inc.	112	16,583
Selective Insurance Group, Inc.	104	7,452
Voya Financial, Inc.	212	10,797
White Mountains Insurance Group, Ltd.	3	2,939
WR Berkley Corp.	294	18,287
		269,079
Internet - 3.7%
Etsy, Inc. (1)	184	11,465

GrubHub, Inc. (1)	235	15,310
Match Group, Inc. - Class A	161	11,053
Okta, Inc. - Class A (1)	277	31,362
Proofpoint, Inc. (1)	125	14,045
RingCentral, Inc. - Class A (1)	125	14,981
Roku, Inc. - Class A (1)	224	20,250
TripAdvisor, Inc. - Class A (1)	226	9,553
Wayfair, Inc. - Class A (1)	171	24,626
Zendesk, Inc. (1)	254	21,399
Zillow Group, Inc. - Class C (1)	322	13,852
Zscaler, Inc. (1)	320	21,962
		209,858
Iron & Steel - 0.5%
Reliance Steel & Aluminum Co.	147	12,241
Steel Dynamics, Inc.	576	14,486
United States Steel Corp.	234	2,766
		29,493
Leisure Time - 0.8%
Brunswick Corp.	171	7,093
Harley-Davidson, Inc.	292	9,554
Planet Fitness, Inc. - Class A (1)	223	17,053
Polaris Industries, Inc.	135	10,784
		44,484
Lodging - 0.8%
Boyd Gaming Corp.	211	5,047
Caesars Entertainment Corp. (1)	1,660	14,592
Choice Hotels International, Inc.	102	8,394
Hilton Grand Vacations, Inc. (1)	196	4,982
Hyatt Hotels Corp. - Class A	75	5,418
Wyndham Destinations, Inc.	130	5,171
		43,604
Machinery - Construction & Mining - 0.3%
BWX Technologies, Inc.	173	8,051
Oshkosh Corp.	157	11,177
		19,228
Machinery - Diversified - 2.4%
AGCO Corp.	173	11,515
Cognex Corp.	432	17,539
Crane Co.	138	10,551
Curtiss-Wright Corp.	77	8,585
Flowserve Corp.	231	10,730
Gardner Denver Holdings, Inc. (1)	165	5,605
Gates Industrial Corp PLC (1)	858	9,678
Graco, Inc.	494	23,327
GrafTech International, Ltd.	865	8,572
The Middleby Corp. (1)	109	14,221
Nordson Corp.	109	13,693
		134,016
Media - 2.7%
Altice USA, Inc. - Class A	2,271	53,346
Cable One, Inc.	12	13,405
Discovery, Inc. - Class A (1)	408	11,122

FactSet Research Systems, Inc.	68	18,918
The New York Times Co. - Class A	346	11,010
News Corp. - Class A	1,128	12,848
Nexstar Media Group, Inc.	177	17,726
Tribune Media Co. - Class A	81	3,750
World Wrestling Entertainment, Inc. - Class A	142	10,329
		152,454
Metal Fabricate & Hardware - 0.2%
The Timken Co.	163	7,174
Valmont Industries, Inc.	38	4,298
		11,472
Mining - 0.3%
Alcoa Corp. (1)	364	7,713
Royal Gold, Inc.	91	8,007
		15,720
Miscellaneous Manufacturers - 1.5%
AO Smith Corp.	288	11,664
AptarGroup, Inc.	115	13,026
Axon Enterprise, Inc. (1)	135	9,015
Carlisle Companies, Inc.	102	13,598
Donaldson Co., Inc.	250	11,862
Hexcel Corp.	145	10,555
ITT, Inc.	176	10,141
Trinity Industries, Inc.	200	3,856
		83,717
Oil & Gas - 2.5%
Chesapeake Energy Corp. (1)	2,758	5,295
Cimarex Energy Co.	120	6,863
CVR Energy, Inc.	279	11,849
Delek US Holdings, Inc.	186	5,693
EQT Corp.	1,276	23,351
Helmerich & Payne, Inc.	229	11,200
HollyFrontier Corp.	249	9,457
Murphy Oil Corp.	189	4,697
Parsley Energy, Inc. - Class A (1)	654	11,661
PBF Energy, Inc. - Class A	281	7,418
PDC Energy, Inc. (1)	928	28,323
Transocean, Ltd. (1)	765	4,743
WPX Energy, Inc. (1)	1,238	13,321
		143,871
Oil & Gas Services - 0.3%
Core Laboratories NV	101	4,812
Patterson-UTI Energy, Inc.	1,062	11,289
		16,101

Packaging & Containers - 1.3%
Bemis Co., Inc.	149	8,694
Berry Global Group, Inc. (1)	253	11,896
Crown Holdings, Inc. (1)	268	14,855
Graphic Packaging Holding Co.	579	7,527
Owens-Illinois, Inc.	271	4,336
Sealed Air Corp.	250	10,475
Silgan Holdings, Inc.	218	6,320
Sonoco Products Co.	176	10,882
		74,985
Pharmaceuticals - 3.2%
Agios Pharmaceuticals, Inc. (1)	178	8,218
Alkermes PLC (1)	341	7,345
Array BioPharma, Inc. (1)	475	12,550
DexCom, Inc. (1)	205	24,867
Herbalife Nutrition, Ltd. (1)	266	11,113
Horizon Therapeutics PLC (1)	240	5,719
Jazz Pharmaceuticals PLC (1)	112	14,062
Nektar Therapeutics (1)	526	16,474
Neurocrine Biosciences, Inc. (1)	160	13,565
Perrigo Co. PLC	236	9,917
PRA Health Sciences, Inc. (1)	159	13,790
Sarepta Therapeutics, Inc. (1)	359	40,872
		178,492
Pipelines - 0.4%
Plains GP Holdings LP - Class A	438	9,864
Tallgrass Energy LP - Class A	463	11,015
		20,879
Real Estate - 0.5%
The Howard Hughes Corp. (1)	84	8,639
Jones Lang LaSalle, Inc.	149	18,543
		27,182
Real Estate Investment Trusts (REITs) - 11.1%
AGNC Investment Corp.	1,456	23,878
American Campus Communities, Inc.	257	11,904
American Homes 4 Rent - Class A	846	20,651
Americold Realty Trust	141	4,413
Apple Hospitality REIT, Inc.	421	6,500
Blackstone Mortgage Trust, Inc. - Class A	281	9,908
Brixmor Property Group, Inc.	501	8,592
Camden Property Trust	159	16,434
Chimera Investment Corp.	364	6,639
CoreSite Realty Corp.	70	8,170
Cousins Properties, Inc.	1,473	13,331
CubeSmart	349	11,768
CyrusOne, Inc.	169	9,978
Douglas Emmett, Inc.	315	12,691
EastGroup Properties, Inc.	64	7,104
EPR Properties	154	12,027
Equity Commonwealth	178	5,797
Equity LifeStyle Properties, Inc.	145	17,641
First Industrial Realty Trust, Inc.	217	7,532

Gaming and Leisure Properties, Inc.	382	15,085
Healthcare Realty Trust, Inc.	207	6,674
Healthcare Trust of America, Inc.	572	16,468
Highwoods Properties, Inc.	184	8,070
Hospitality Properties Trust	295	7,337
Hudson Pacific Properties, Inc.	307	10,257
JBG SMITH Properties	201	7,938
Kilroy Realty Corp.	182	13,415
Kimco Realty Corp.	810	14,094
Lamar Advertising Co. - Class A	147	11,497
Liberty Property Trust	225	10,681
Life Storage, Inc.	93	8,954
The Macerich Co.	231	8,392
Medical Properties Trust, Inc.	1,042	18,527
MFA Financial, Inc.	811	5,709
National Retail Properties, Inc.	289	15,470
New Residential Investment Corp.	1,133	17,278
Omega Healthcare Investors, Inc.	332	11,826
Paramount Group, Inc.	294	4,190
Park Hotels & Resorts, Inc.	296	8,176
Pebblebrook Hotel Trust	285	7,932
PS Business Parks, Inc.	45	7,241
Rayonier, Inc.	195	5,489
Rexford Industrial Realty, Inc.	234	8,845
RLJ Lodging Trust	393	6,748
Ryman Hospitality Properties, Inc.	94	7,515
Sabra Health Care REIT, Inc.	655	12,635
SL Green Realty Corp.	130	11,180
Starwood Property Trust, Inc.	579	12,767
STORE Capital Corp.	477	16,323
Sun Communities, Inc.	187	23,613
Sunstone Hotel Investors, Inc.	380	5,100
Taubman Centers, Inc.	88	3,904
Two Harbors Investment Corp.	324	3,959
VEREIT, Inc.	1,453	12,903
VICI Properties, Inc.	1,671	37,063
Weingarten Realty Investors	266	7,501
		625,714

Retail - 3.7%
American Eagle Outfitters, Inc.	303	5,272
AutoNation, Inc. (1)	137	5,407
Burlington Stores, Inc. (1)	128	20,042
Casey’s General Stores, Inc.	73	9,423
Cracker Barrel Old Country Store, Inc.	38	5,969
Dunkin’ Brands Group, Inc.	198	14,696
FirstCash, Inc.	88	8,335
Five Below, Inc. (1)	134	17,250
Floor & Decor Holdings, Inc. (1)	240	8,525
Foot Locker, Inc.	210	8,263
L Brands, Inc.	469	10,534
Macy’s, Inc.	612	12,589
MSC Industrial Direct Co., Inc. - Class A	87	6,147
Nordstrom, Inc.	307	9,609
Nu Skin Enterprises, Inc.	79	3,689
Ollie’s Bargain Outlet Holdings, Inc. (1)	139	13,722
Penske Automotive Group, Inc.	168	7,177
Qurate Retail, Inc. - Series A (1)	763	9,560
Texas Roadhouse, Inc.	157	8,048
Urban Outfitters, Inc. (1)	197	4,427
The Wendy’s Co.	545	10,023
Williams-Sonoma, Inc.	146	8,541
		207,248
Savings & Loans - 0.9%
Investors Bancorp, Inc.	541	5,632
New York Community Bancorp, Inc.	769	7,636
People’s United Financial, Inc.	843	12,957
Sterling Bancorp	737	14,231
TFS Financial Corp.	505	8,671
		49,127
Semiconductors - 1.6%
Cabot Microelectronics Corp.	67	6,531
Cree, Inc. (1)	213	11,745
Cypress Semiconductor Corp.	571	10,175
Entegris, Inc.	296	10,165
MKS Instruments, Inc.	146	10,433
Monolithic Power Systems, Inc.	105	12,227
ON Semiconductor Corp. (1)	982	17,440
Silicon Laboratories, Inc. (1)	74	6,924
Teradyne, Inc.	157	6,616
		92,256
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	78	15,999

Software - 7.2%
ACI Worldwide, Inc. (1)	209	6,575
Alteryx, Inc. - Class A (1)	130	11,292
Aspen Technology, Inc. (1)	113	12,838
Black Knight, Inc. (1)	354	20,068
Blackbaud, Inc.	99	7,615
CDK Global, Inc.	237	11,471
Ceridian HCM Holding, Inc. (1)	195	9,590
Coupa Software, Inc. (1)	136	14,853
DocuSign, Inc. (1)	495	27,750
Dropbox, Inc. - Class A (1)	532	12,002
Fair Isaac Corp. (1)	56	16,570
Guidewire Software, Inc. (1)	253	25,432
HubSpot, Inc. (1)	88	15,249
j2 Global, Inc.	111	9,356
Jack Henry & Associates, Inc.	144	18,896
Manhattan Associates, Inc. (1)	88	5,761
Medidata Solutions, Inc. (1)	116	10,573
MongoDB, Inc. - Class A (1)	117	16,420
New Relic, Inc. (1)	106	10,634
Nuance Communications, Inc. (1)	567	9,735
Paycom Software, Inc. (1)	148	31,391
Pegasystems, Inc.	144	10,388
PTC, Inc. (1)	205	17,232
RealPage, Inc. (1)	248	14,463
Tableau Software, Inc. - Class A (1)	126	14,171
Teradata Corp. (1)	228	7,830
Tyler Technologies, Inc. (1)	74	15,788
Verint Systems, Inc. (1)	99	5,618
Zynga, Inc. (1)	2,592	16,304
		405,865
Telecommunications - 1.2%
Ciena Corp. (1)	317	11,076
CommScope Holding Co., Inc. (1)	362	5,846
GCI Liberty, Inc. - Class A (1)	307	17,834
LogMeIn, Inc.	123	8,835
ViaSat, Inc. (1)	73	6,353
Zayo Group Holdings, Inc. (1)	618	20,209
		70,153
Toys, Games & Hobbies - 0.1%
Mattel, Inc. (1)	444	4,373

Transportation - 1.4%
Genesee & Wyoming, Inc. - Class A (1)	109	10,379
Kirby Corp. (1)	148	11,452
Knight-Swift Transportation Holdings, Inc.	992	27,419
Landstar System, Inc.	101	9,721
Ryder System, Inc.	113	5,707
XPO Logistics, Inc. (1)	259	13,491
		78,169
Water - 0.2%
Aqua America, Inc.	273	10,794

TOTAL COMMON STOCKS
(Cost $6,039,252)		5,630,656

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 2.318% (2)	5,295	5,295
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,295)		5,295

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $6,044,547)		5,635,951
Other Assets in Excess of Liabilities - 0.1%		5,665
TOTAL NET ASSETS - 100.00%		$5,641,616

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2019.

SoFi Next 500 ETF
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,630,656	$–	$–	$5,630,656
Short-Term Investments	5,295	–	–	5,295
Total Investments in Securities	$5,635,951	$–	$–	$5,635,951

SoFi 50 ETF
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 99.8%
Apparel - 2.1%
Deckers Outdoor Corp. (1)	255	$38,785

Auto Manufacturers - 2.0%
Navistar International Corp. (1)	1,210	37,643

Biotechnology - 14.5%
Bio-Rad Laboratories, Inc. - Class A (1)	135	38,736
Exact Sciences Corp. (1)	410	42,488
Exelixis, Inc. (1)	2,065	40,453
Ionis Pharmaceuticals, Inc. (1)	542	35,555
Spark Therapeutics, Inc. (1)	376	40,984
Ultragenyx Pharmaceutical, Inc. (1)	622	34,166
Vertex Pharmaceuticals, Inc. (1)	231	38,388
		270,770
Commercial Services - 2.2%
Worldpay, Inc. (1)	341	41,479

Computers - 1.5%
DXC Technology Co.	606	28,809

Environmental Control - 1.9%
Clean Harbors, Inc. (1)	563	36,100

Healthcare - Products - 2.3%
Haemonetics Corp. (1)	447	43,355

Healthcare - Services - 4.0%
Syneos Health, Inc. (1)	868	35,788
Teladoc Health, Inc. (1)	688	39,986
		75,774
Insurance - 6.7%
Alleghany Corp. (1)	61	40,461
American International Group, Inc.	852	43,512
MetLife, Inc.	881	40,711
		124,684
Internet - 3.8%
Amazon.com, Inc. (1)	21	37,276
Cargurus, Inc. - Class A (1)	999	34,126
		71,402
Iron & Steel - 1.7%
United States Steel Corp.	2,615	30,909

Machinery - Construction & Mining - 1.8%
Caterpillar, Inc.	289	34,625

Media - 4.3%
Altice USA, Inc. - Class A	1,722	40,450
Liberty Broadband Corp. - Class C (1)	405	39,751
		80,201
Office & Business Equipment - 1.8%
Zebra Technologies Corp. (1)	195	33,431

Oil & Gas - 17.1%
Concho Resources, Inc.	367	35,970
CVR Energy, Inc.	907	38,520
Delek US Holdings, Inc.	1,116	34,161
Diamondback Energy, Inc.	394	38,636
EOG Resources, Inc.	434	35,536
Occidental Petroleum Corp.	694	34,540
Parsley Energy, Inc. - Class A (1)	2,093	37,318
PDC Energy, Inc. (1)	958	29,238
Pioneer Natural Resources Co.	253	35,916
		319,835
Oil & Gas Services - 1.6%
Halliburton Co.	1,447	30,807

Pharmaceuticals - 4.5%
Neurocrine Biosciences, Inc. (1)	535	45,358
Sarepta Therapeutics, Inc. (1)	345	39,278
		84,636
Pipelines - 2.1%
Targa Resources Corp.	1,001	38,498

Real Estate - 1.7%
Jones Lang LaSalle, Inc.	261	32,481

Real Estate Investment Trusts (REITs) - 4.2%
Sabra Health Care REIT, Inc.	2,045	39,448
VICI Properties, Inc.	1,749	38,793
		78,241
Retail - 2.1%
The Wendy’s Co.	2,145	39,447

Savings & Loans - 1.9%
Sterling Bancorp	1,891	36,515

Software - 8.1%
DocuSign, Inc. (1)	715	40,083
PTC, Inc. (1)	454	38,163
salesforce.com, Inc. (1)	246	37,247
SS&C Technologies Holdings, Inc.	667	37,119
		152,612
Telecommunications - 4.0%
LogMeIn, Inc.	494	35,484
ViaSat, Inc. (1)	443	38,554
		74,038

Transportation - 1.9%
Knight-Swift Transportation Holdings, Inc.	1,273	35,186
TOTAL COMMON STOCKS
(Cost $1,998,201)		1,870,263

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 2.318% (3)	2,719	2,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,719)		2,719

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost $2,000,920)		1,872,982
Other Assets in Excess of Liabilities - 0.0% (2)		684
TOTAL NET ASSETS - 100.0%		$1,873,666

(1)	Non-income producing security.
(2)	Does not round to 0.1%
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2019.

SoFi 50 ETF
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The SoFi 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,870,263	$–	$–	$1,870,263
Short-Term Investments	2,719	–	–	2,719
Total Investments in Securities	$1,872,982	$–	$–	$1,872,982

SoFi Gig Economy ETF
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 99.5%
Applications Software - 6.6%
HubSpot, Inc. (1)	201	$34,829
Microsoft Corp.	849	105,004
Momo, Inc. - Class A - ADR	3,757	103,581
		243,414
Building - Mobile Homes & Manufactured Houses - 0.4%
Thor Industries, Inc.	312	16,112

Commercial Services - 3.6%
IWG PLC	8,880	37,841
Wirecard AG	613	95,702
		133,543
Commercial Services - Finance - 7.5%
Adyen NV (1)	23	18,474
PayPal Holdings, Inc. (1)	1,209	132,688
Square, Inc. - Class A (1)	2,048	126,874
		278,036
Computer Software - 3.6%
Box, Inc. - Class A (1)	993	18,361
Cloudera, Inc. (1)	1,849	16,955
Dropbox, Inc. - Class A (1)	856	19,311
MongoDB, Inc. - Class A (1)	293	41,120
Twilio, Inc. - Class A (1)	276	36,429
		132,176
Computers - 0.9%
Apple, Inc.	197	34,489

Computers - Other - 1.8%
Stratasys, Ltd. (1)	3,097	67,855

Data Processing & Management - 2.2%
DocuSign, Inc. (1)	1,421	79,661

E-Commerce & Products - 20.3%
Alibaba Group Holding, Ltd. - ADR (1)	709	105,825
Amazon.com, Inc. (1)	20	35,501
eBay, Inc.	3,703	133,049
Etsy, Inc. (1)	2,132	132,845
JD.com, Inc. - Class A - ADR (1)	3,860	99,434
Jumia Technologies AG - ADR (1)	3,381	90,002
Pinduoduo, Inc. - Class A - ADR (1)	2,214	42,996
Rakuten, Inc.	10,809	112,993
		752,645

E-Commerce & Services - 15.6%
Delivery Hero SE (1)	428	18,386
Eventbrite, Inc. - Class A (1)	6,324	99,034
Groupon, Inc. (1)	11,332	40,002
GrubHub, Inc. (1)	289	18,828
Just Eat PLC (1)	2,184	16,571
Lyft, Inc. - Class A (1)	2,357	135,810
MercadoLibre, Inc. (1)	185	105,546
Upwork, Inc. (1)	7,432	111,332
Yume No Machi Souzou Iinkai Co., Ltd.	2,800	34,557
		580,066
Enterprise Software & Services - 0.6%
Workday, Inc. - Class A (1)	101	20,616

Entertainment Software - 2.9%
NetEase, Inc. - ADR	428	106,405

Finance - Consumer Loans - 1.9%
LendingClub Corp. (1)	23,752	71,256

Finance - Mortgage Loans & Bankers - 2.0%
LendingTree, Inc. (1)	197	74,021

Food - Retail - 0.5%
Takeaway.com NV (1)	228	20,123

Health Care Cost Containment - 1.0%
HealthEquity, Inc. (1)	588	38,432

Internet - Application Software - 2.8%
Tencent Holdings, Ltd.	2,492	103,614

Internet - Content Entertainment - 14.3%
Facebook, Inc. - Class A (1)	590	104,707
Pinterest, Inc. - Class A (1)	3,077	76,679
Tian Ge Interactive Holdings, Ltd.	421,588	111,842
Twitter, Inc. (1)	3,537	128,888
YY, Inc. - Class A - ADR (1)	1,581	108,220
		530,336
Recreational Vehicles - 0.4%
Camping World Holdings, Inc. - Class A	1,392	14,658

Transport - Services - 1.9%
FedEx Corp.	221	34,096
United Parcel Service, Inc. - Class B	396	36,796
		70,892
Web Hosting & Design - 2.2%
GoDaddy, Inc. - Class A (1)	521	38,763
Shopify, Inc. - Class A (1)	156	42,884
		81,647

Web Portals & Internet Service Providers (ISPs) - 6.5%
Alphabet, Inc. - Class A (1)	33	36,514
Baidu, Inc. - Class A - ADR (1)	916	100,760
Yandex NV - Class A (1)	2,893	103,917
		241,191
TOTAL COMMON STOCKS
(Cost $3,832,002)		3,691,188

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 2.318% (2)	8,317	8,317
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,317)		8,317

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $3,840,319)		3,699,505
Other Assets in Excess of Liabilities - 0.3%		11,362
TOTAL NET ASSETS - 100.0%		$3,710,867

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2019.

SoFi Gig Economy ETF
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,691,188	$–	$–	$3,691,188
Short-Term Investments	8,317	–	–	8,317
Total Investments in Securities	$3,699,505	$–	$–	$3,699,505

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)        /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date          7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date          7/30/19

By (Signature and Title)*      /s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date          7/30/19

* Print the name and title of each signing officer under his or her signature.